Average Annual Total Returns - AST JP MORGAN TACTICAL PRESERVATION PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended Index (prior to 2/22/21)(reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (prior to 2/22/21)(reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index (prior to 2/22/21)(reflects no deduction for fees, expenses or taxes) 10 Years	Blended Index (effective 2/22/21)(reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (effective 2/22/21)(reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index (effective 2/22/21)(reflects no deduction for fees, expenses or taxes) 10 Years
Total	11.35%	7.11%	6.22%	18.40%	15.21%	13.87%	11.21%	7.77%	6.68%	11.84%	8.02%	6.71%